ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Accounts Payable and Accrued Liabilities [Line Items]
Accrued payroll and bonus	$ 841		$ 752
Other taxes payable	400		135
Accrued professional fees	809		1,088
Social insurance withholding	165		149
Payable for acquisition of noncontrolling interest	(338)	[1]	338	[1]
Dividend payable	31		4
Others	101		91
Accrued expenses and other current liabilities	$ 2,347		$ 2,557

[1]	In December 2016, N-S Information Technology purchased the remaining 20% of the equity interest in Shibo Qihang held by Beijing Quanda Technology Center (“Quanda”) for a cash consideration of $626, among which $338 remained payable as of December 31, 2016 (see Note 20(d)). The payable was paid in February 2017.